Goodwill and Other Intangible Assets (Details 2) (USD $)	12 Months Ended							12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Benefit Consulting Group LLC	Dec. 31, 2010 Benefit Consulting Group LLC	Dec. 31, 2006 Benefit Consulting Group LLC	Dec. 31, 2011 David Holmes Agency, Inc.	Dec. 31, 2012 David Holmes Agency, Inc. 3.00% note payable	Dec. 31, 2011 David Holmes Agency, Inc. 3.00% note payable	Dec. 31, 2012 Schenectady Insuring Agency, Inc.
Acquisitions
Goodwill						$ 2,500,000	$ 586,445			$ 1,480,221
Intangible assets						1,100,000	136,991			929,031
Period over which contingent purchase payments may be made					5 years
Goodwill acquired	1,480,221	681,833	117,520	95,388	117,520
Goodwill transferred between the insurance activities and the benefit consulting activities				1,100,000
Cash paid for acquisition							361,718			795,149
Note payable for fixed assets and other intangible assets acquired									361,718	1,000,000
Period for payment of note payable									24 months	24 months
Interest rate of note payable (as a percent)									3.00%	3.00%
Acquire capital stock (as a percent)										100.00%
Principal payments on the note								198,619	163,099
Interest payments on the note								$ 3,493	$ 7,919
Other disclosures
Number of reporting units	4